Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Equity Accounted Investees

		UNITED STATES DOLLAR
		2019	2018	2017
16.1	EQUITY ACCOUNTED INVESTEES
	Investment in joint ventures	172.0	177.5
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	82.1	91.7
(b)	Asanko Gold	89.9	85.8
	Investment in associates	—	47.6
(c)	Maverix Metals Incorporated (“Maverix”)	—	47.6
(d)	Other associates	—	—

	Total equity accounted investees	172.0	225.1

	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	(1.4)	(12.9)	(1.6)
(b)	Asanko Gold	4.1	(1.1)	—
(c)	Maverix Metals Incorporated (“Maverix”)	0.4	0.9	0.3
(d)	Other associates	—	—	—

	Total share of results of equity investees net of tax	3.1	(13.1)	(1.3)

Summary of Equity Method Investment in Joint Venture - Far Southeast Gold Resources Incorporated ("FSE")

	2019	2018
Unlisted shares at cost	230.0	230.0
Equity contribution	93.6	92.2
Cumulative impairment 1	(147.9)	(138.3)
Share of accumulated losses brought forward	(92.2)	(79.3)
Share of loss after taxation 2	(1.4)	(12.9)

Total investment in joint venture 3	82.1	91.7

1	Refer note 6 for details of impairment.
2	Gold Fields share of loss after taxation represents exploration and other costs, including work completed on a scoping study, which is fully funded by Gold Fields as part of their equity contribution.
3
FSE is a company incorporated under the laws of the Philippines and owns the gold-copper Far Southeast exploration project (the “FSE project”). During the exploration phase of the FSE project and as long as the 20% option remains exercisable, the Group has joint control over the FSE project. The Group will only have the power to direct the activities of FSE once it exercises the option to acquire the additional 20% shareholding in FSE, which is only exercisable once a FTAA is obtained. FSE has no revenues or significant assets or liabilities. Assets included in FSE represent the rights to explore and eventually mine the FSE project.

Summary of Financial Information and Carrying Amount of the Group Interest in Asanko
The following table summarises the financial information and the carrying amount of the Group’s interest in Asanko:
Investment in joint venture at cost conists of:

	2019	2018
Initial investment at cost	86.9	86.9
Share of accumulated losses brought forward	(1.1)	—
Share of profit/(loss) after taxation	4.1	(1.1)

Carrying value at 31 December 2018	89.9	85.8

The carrying value of the investment comprises the following:
AGGL	9.5	5.4
Shika	80.4	80.4
Adansi 1	—	—

Total	89.9	85.8

The Group’s interest in the summarised financial statements of Asanko on a combined basis after fair value adjustments as determined at acquisition, is as follows:
	2019	2018
Statement of financial position - Asanko
Non-current assets 3	474.6	441.6
Current assets 2	120.0	109.3
Non-current liabilities	(79.4)	(34.2)
Current liabilities	(62.2)	(52.7)

Net assets	453.0	464.0
Less: Shika redeemable preference shares at acquisition	(271.4)	(291.4)

Net assets attributable to ordinary share holders	181.6	172.6

Group’s share of net assets	89.9	85.8

Reconciled as follows:
Cash consideration paid	165.0	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	(129.9)	(129.9)

Consideration paid for equity portion	35.1	35.1
Gain on acquisition	51.8	51.8
Share of accumulated losses brought forward	(1.1)	—
Share of profit/(loss) after taxation	4.1	(1.1)

Carrying amount of interest in joint venture	89.9	85.8

Income statement - Asanko
Revenue	341.0	122.0
Production costs	(199.2)	(79.0)
Depreciation and amortisation	(95.4)	(34.3)
Other expenses	(20.1)	(4.9)
Royalties	(17.2)	(6.2)
Income tax expense	—	—

Profit/(loss) for the year (2018: five month period)	9.1	(2.4)
Other comprehensive income	—	—

Total comprehensive income	9.1	(2.4)

Group’s share of total comprehensive income	4.1	(1.1)

1	Nominal value at 31 December 2019 and 2018 is less than US$0.1 million.
2	Current assets includes cash and cash equivalents amounting of US$43.7 million (2018: US$21.6 million).
3	Includes impact of fair value adjustment, amounting to US$39.6 million, to property, plant and equipment of the Asanko Gold mine as determined at acquisition.

Summary of Equity Method Investments in Associates - Maverix Metals Incorporated ("Maverix")
Investment in associate consists of:

	Listed shares at cost	42.1	42.1
	Profit on dilution of Gold Fields’ interest in Maverix	4.0	4.0
	Transaction costs capitalised	0.3	0.3
	Share of accumulated profits brought forward	1.2	0.3
	Share of profit after taxation	0.4	0.9
	Derecognition of associate	(48.0)	—

	Investment in associate - Maverix 1	—	47.6

(d)	Other
	Investment in associate	—	—
	Rusoro Mining Limited (“Rusoro”) 2	—	—

1	The fair value, based on the quoted market price of the investment, in Maverix at 31 December 2018 was US$74.7 million.
2	Represents a holding of 25.7% (2018: 25.7%) in Rusoro.
The carrying value of Rusoro, incorporated in Venezuela, was written down to US$nil at 31 December 2010 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment, in Rusoro at 31 December 2019 is US$6.5 million (2018: US$13.4 million).The unrecognised share of loss of Rusoro for the year amounted to US$4.2 million (2018: unrecognised shares of loss of US$2.6 million). The cumulative unrecognised share of losses of Rusoro at 31 December 2019 amounted to US$202.8 million (2018: US$198.6 million).
On 22 August 2016, the Arbitration Tribunal, operating under the Additional Facility Rules of the World Bank’s International Centre for the Settlement of Investment Disputes, awarded Rusoro damages of US$967.8 million plus pre and post-award interest which currently equates to in excess of US$1.2 billion in the arbitration brought by Rusoro against the Bolivarian Republic of Venezuela (“Venezuela”).
Venezuela has not complied with the arbitration award terms, which were issued on 22 August 2016. On 6 December 2017, Rusoro obtained a judgement against Venezuela in the Superior Court of Justice in Ontario, Canada, in excess of US$1.3 billion. The judgement, which was issued on default as a result of Venezuela’s failure to appear before the Ontario court, arised out of Rusoro’s ongoing dispute with Venezuela over the South American nation’s seizure of its gold mining properties in the country. The Canadian judgement, which confirmed an arbitration award issued in Rusoro’s favour in the same amount, was issued on 25 April 2017. Venezuela did not appeal or seek to vacate the judgement, and its time to do so expired.
Rusoro further filed a suit in the Supreme Court of the State of New York, seeking recognition of the Canadian judgement. Rusoro brought the New York lawsuit in addition to an action it filed in the U.S. District Court for the District of Columbia, which seeks recognition of and the entry of judgement on the original arbitration award. A favourable ruling from either the New York or D.C. court will entitle Rusoro to use all legal procedures – including broad discovery from both Venezuela and third parties – that U.S. law provides judgement creditors. Any judgement issued in New York will also accrue interest at 9% per annum until the judgement is fully paid. On 19 October 2018, Rusoro announced that it had reached a settlement agreement with Venezuela by which the Venezuela government agreed to pay Rusoro US$1.28 billion to acquire the company’s mining data and full release of the judgement issued in favour of the company. In a decision dated 29 January 2019, the Paris Court of Appeals partially annulled the arbitral award issued in favour of the Company in August 2016. Rusoro continues to vigorously pursue all available remedies to reinstate such award.

Summary of Other Investments

	Listed shares at cost	42.1	42.1
	Profit on dilution of Gold Fields’ interest in Maverix	4.0	4.0
	Transaction costs capitalised	0.3	0.3
	Share of accumulated profits brought forward	1.2	0.3
	Share of profit after taxation	0.4	0.9
	Derecognition of associate	(48.0)	—

	Investment in associate - Maverix 1	—	47.6

(d)	Other
	Investment in associate	—	—
	Rusoro Mining Limited (“Rusoro”) 2	—	—

1	The fair value, based on the quoted market price of the investment, in Maverix at 31 December 2018 was US$74.7 million.
2	Represents a holding of 25.7% (2018: 25.7%) in Rusoro.
The carrying value of Rusoro, incorporated in Venezuela, was written down to US$nil at 31 December 2010 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment, in Rusoro at 31 December 2019 is US$6.5 million (2018: US$13.4 million).The unrecognised share of loss of Rusoro for the year amounted to US$4.2 million (2018: unrecognised shares of loss of US$2.6 million). The cumulative unrecognised share of losses of Rusoro at 31 December 2019 amounted to US$202.8 million (2018: US$198.6 million).
On 22 August 2016, the Arbitration Tribunal, operating under the Additional Facility Rules of the World Bank’s International Centre for the Settlement of Investment Disputes, awarded Rusoro damages of US$967.8 million plus pre and post-award interest which currently equates to in excess of US$1.2 billion in the arbitration brought by Rusoro against the Bolivarian Republic of Venezuela (“Venezuela”).
Venezuela has not complied with the arbitration award terms, which were issued on 22 August 2016. On 6 December 2017, Rusoro obtained a judgement against Venezuela in the Superior Court of Justice in Ontario, Canada, in excess of US$1.3 billion. The judgement, which was issued on default as a result of Venezuela’s failure to appear before the Ontario court, arised out of Rusoro’s ongoing dispute with Venezuela over the South American nation’s seizure of its gold mining properties in the country. The Canadian judgement, which confirmed an arbitration award issued in Rusoro’s favour in the same amount, was issued on 25 April 2017. Venezuela did not appeal or seek to vacate the judgement, and its time to do so expired.
Rusoro further filed a suit in the Supreme Court of the State of New York, seeking recognition of the Canadian judgement. Rusoro brought the New York lawsuit in addition to an action it filed in the U.S. District Court for the District of Columbia, which seeks recognition of and the entry of judgement on the original arbitration award. A favourable ruling from either the New York or D.C. court will entitle Rusoro to use all legal procedures – including broad discovery from both Venezuela and third parties – that U.S. law provides judgement creditors. Any judgement issued in New York will also accrue interest at 9% per annum until the judgement is fully paid. On 19 October 2018, Rusoro announced that it had reached a settlement agreement with Venezuela by which the Venezuela government agreed to pay Rusoro US$1.28 billion to acquire the company’s mining data and full release of the judgement issued in favour of the company. In a decision dated 29 January 2019, the Paris Court of Appeals partially annulled the arbitral award issued in favour of the Company in August 2016. Rusoro continues to vigorously pursue all available remedies to reinstate such award.

Summary of Share of Joint Operation and Includes Inter-company Transactions and Balances
Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2019		2018
Statement of financial position	US$	A$	US$	A$
Non current assets
Property, plant and equipment	623.0	887.6	554.6	788.6
Current assets	27.5	39.3	11.7	16.5
Cash and cash equivalents	6.5	9.3	2.1	3.0
Inventories	18.3	26.1	0.8	1.1
Prepayments	—	—	6.4	9.1
Other receivables	2.7	3.9	2.4	3.3

Total assets	650.5	926.9	566.3	805.1

Total equity
Retained earnings	(0.6)	(0.8)	(4.7)	(6.7)
Non current liabilities	147.3	209.9	119.7	170.3
Deferred taxation	50.2	71.6	30.5	43.3
Lease liabilities	79.4	113.1	76.5	108.8
Environmental rehabilitation costs	17.6	25.1	12.7	18.2
Long-term incentive plan	0.1	0.1	—	—
Current liabilities	503.8	717.8	451.3	641.5
Related entity loans payable	480.4	684.5	439.0	624.1
Trade and other payables	17.5	24.9	7.7	10.9
Current portion of lease liabilities	5.9	8.4	4.6	6.5

Total equity and liabilities	650.5	926.9	566.3	805.1